Investments in Affiliates (Summarized Financial Information for Affiliates, Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 72,726	¥ 76,869
Non-current assets	472,261	468,569
Current liabilities	146,459	141,608
Long-term liabilities	604,141	601,880
Equity	(205,613)	(198,050)
Redeemable preferred stock	83,418	48,964
Noncontrolling interests	24,393	22,920
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	1,542,550	1,415,618
Non-current assets	1,751,092	1,766,763
Current liabilities	1,335,526	1,234,202
Long-term liabilities	867,003	843,066
Equity	1,091,113	1,105,113
Noncontrolling interests	¥ 2,060	¥ 2,212